Incentive Plans (Summary Of Stock Option Program) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures	0	0	3,247
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value	$ 0	$ 0	$ 49.13
Options, outstanding	0	71,892	1,752,789
Options, exercised	0	(62,477)	(1,634,858)
Options, expired	0	(9,415)	(49,286)
Options (a)	0	0	71,892
Weighted Average Exercise Price	$ 0	$ 39.03	$ 39.80
Weighted average exercise price, exercised	0	39.05	39.80
Weighted average exercise price, outstanding	$ 0	$ 0	$ 39.03
Weighted Average Remaining Life (years)	0 days	0 days	2 months 5 days	8 months 2 days
Aggregate Intrinsic Value (thousands)	$ 0	$ 0	$ 1,046		$ 16,175
Share-based compensation arrangements by share-based payment award, options, expirations in period, weighted average exercise price	$ 0	$ 38.92	$ 41.5